STOCK OPTIONS AND RESTRICTED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS AND RESTRICTED STOCK
Schedule of stock option transactions

	Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding December 31, 2010	188,441	13.28	1.70	$—

Forfeited	(113,419)	9.30

Outstanding December 31, 2011	75,022	19.69	3.03	$—

Forfeited	—	—

Outstanding, December 31, 2012	75,022	19.69	2.03	$—

Schedule of stock options outstanding and exercisable

Range of Exercise Prices Low/High	Number of Option Shares Outstanding and Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$12.35	1,619	0.95	$12.35
$14.21 / $16.70	9,903	2.26	14.46
$19.00 / $22.50	63,500	2.02	20.22

	75,022	2.03	$19.29